Leases (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value - Lease Obligation [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 1,717
Less future interest	(402)
Total discounted amount	1,315	$ 583	$ 1,263
Less: current portion	(213)
Non-current portion	1,102
Within 1 year [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	284
Between 2 to 5 years [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	1,095
Over 5 years [Member]
Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 338